Interest-Bearing Borrowings (Details) - Schedule of carrying amounts of pledged assets - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 637,214,327	¥ 2,175,211,273
Rights to earnings in the Group’s subordinated tranches of consolidated VIEs [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	312,080,250	1,369,872,606
Rights to earnings in loans principal, interest and financing service fee receivables [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	32,578,951	92,628,340
Loans principal, interest and financing service fee receivables [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 292,555,126	¥ 712,710,327